Unaudited Condensed Consolidated Balance Sheets	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Current assets
Cash and Cash Equivalents	$ 5,400,000	$ 694,817	$ 23,878,899	$ 3,069,307	$ 4,368,915
Accounts receivable	7,676,304	986,557	2,556,293	328,577	5,880,737
Deposits, prepayments and other receivables	11,941,609	1,534,734	5,771,582	741,858	4,679,238
Income tax recoverable	145,342	18,679	630,920	81,096	233,104
Total current assets	25,691,717	3,301,895	33,081,894	4,252,227	15,454,994
Non-current assets
Property and Equipment	672,746	86,461	192,545	24,749	268,396
Prepayment	8,190,000	1,052,577	8,190,000	1,052,713
Right-of-use assets	726,918	93,423	134,352	17,269	522,011
Total non-current assets	9,589,664	1,232,461	8,516,897	1,094,731	790,407
Total assets	35,281,381	4,534,356	41,598,791	5,346,958	16,245,401
Current liabilities
Accounts payable	1,939,963	249,324	1,287,054	165,433	1,779,240
Amount due to a director	7,670	985
Amount due to a shareholder	1,244,821	159,984	1,409,403	181,160	3
Operating lease liabilities	391,547	50,322	134,352	17,269	421,002
Accruals and other payables	676,637	86,962	877,685	112,814	314,213
Contract liabilities	1,039,166	133,552
Bank and other borrowing	4,053,671	520,977	913,024	117,357	861,449
Total current liabilities	9,857,125	1,266,835	4,675,593	600,984	5,252,484
Non-current liabilities
Operating lease liabilities	335,371	43,102			101,009
Bank borrowing	6,744,109	866,752	7,217,849	927,756	8,138,551
Deferred tax liabilities	20,317	2,611	23,684	3,044	32,762
Total liabilities	16,956,922	2,179,300	11,917,126	1,531,784	13,524,806
Shareholders’ equity
Ordinary shares, value	77,500	9,960	77,500	9,962	77,500
Additional Paid-in Capital	53,833,769	6,918,707	53,833,769	6,919,597	19,997
Accumulated other comprehensive income/loss	(11,983)	(1,540)	(11,983)	(1,540)	4,293
Retained earnings	(35,574,827)	(4,572,071)	(24,217,621)	(3,112,845)	2,618,805
Total shareholders’ equity	18,324,459	2,355,056	29,681,665	3,815,174	2,720,595
Total liabilities and shareholders’ equity	35,281,381	4,534,356	41,598,791	5,346,958	16,245,401
Related Party
Current assets
Amounts due from related parties	522,164	67,108	244,200	31,389	293,000
Current liabilities
Amounts due to related parties	$ 503,650	$ 64,729	$ 54,075	$ 6,951	$ 1,876,577